Financial Risk Management - Interest Rate Profile of Interest-bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (25,766,147)	₩ (24,359,595)
Fixed rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	3,163,490	3,547,256
Financial liabilities	(6,333,238)	(6,025,365)
Financial assets and liabilities	(3,169,748)	(2,478,109)
Variable rate instruments [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	₩ (10,195,891)	₩ (8,966,045)